License Agreements - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 1998
Business Combinations [Abstract]
Monthly license fees				$ 2,000
Potential future development payments				800,000
Development payment	0	0	0
Royalty payment	$ 0	$ 0	$ 0